15. DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Derivative Warrant Liability Details
Balance at beginning period	$ 1,147,640	$ 0
Fair value of warrants issued	0	1,368,908
Increase in derivative liability resulting from anti-dilution provision in agreement with Full Circle	0	153,994
Increase (decrease) in the fair value of warrant liability	(223,876)	(599,138)
Balance at end of period	$ 923,764	$ 923,764